Income tax - Summary of components of deferred tax assets and deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 2,622,645	R$ 2,017,771	R$ 1,500,839	R$ 1,244,135
Deferred tax expense (income)	604,874	516,932	256,704
Deferred tax assets	2,887,935	2,104,128
Deferred tax liabilities	(265,290)	(86,357)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,051,966	742,245
Deferred tax expense (income)	309,721	167,125	466,982
Goodwill on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	51,319	35,823
Deferred tax expense (income)	15,496	29,447	(6,053)
Provisions for IFA's Coommissions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	84,756	90,075
Deferred tax expense (income)	(5,319)	18,089	(4,988)
Revaluations of Financial Assets at Fair Value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	294,986	(166,281)
Deferred tax expense (income)	461,267	48,175	(388,197)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	334,006	335,711
Deferred tax expense (income)	(1,705)	277,503	14,277
Profit Sharing Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	298,539	278,983
Deferred tax expense (income)	19,556	9,034	9,084
Net Gain on Hedge Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(31,854)	(22,704)
Deferred tax expense (income)	(9,150)	(11,535)	(39,292)
Share-base Compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	558,744	627,730
Deferred tax expense (income)	(68,986)	61,009	181,127
Classes of other provisions [domain]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(19,817)	96,189
Deferred tax expense (income)	R$ (116,006)	R$ (81,915)	R$ 23,764